Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Lease arrangements
The following is a schedule of future minimum rental payments, exclusive of escalation clauses, on noncancelable leases and future sub-lease rental income on noncancelable leases at December 31, 2016 (in thousands of U.S. dollars):

Year	Amount
2017	$23,887
2018	12,580
2019	5,517
2020	984
2021	907
2022	493
Total future minimum rental payments	$44,368

Total future sub-lease rental income through 2019	$4,751